Financial Instruments - Summary of Treasury Lock contracts (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value (Liability)
Fair Value Asset	$ 9	$ 1,897
Cash flow hedges [member] | Treasury Lock contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 10,365
Fair Value Asset	$ 102